Basis of Preparation and Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Functional and presentation currency
2.2 Functional and presentation currency
These consolidated financial statements are presented in U.S. dollar (“US$” or “Dollar”), which is the Company’s functional currency.
Functional currency is the currency of the primary economic environment in which the entity operates, considering the following factors:

•	The currency that most influences the prices of goods and services; this is the currency in which the sales price of the Company’s goods and services are expressed and settled.

•	The currency that most influences the costs of providing goods or services, i.e., the currency in which the Company’s costs are normally expressed and settled.

•	The currency of the country whose competitive forces and regulations most influence the Company’s business.

•	The currency in which the Company largely obtains funds for financial operations and in which it normally receives for its sales and accumulates cash.
All amounts have been rounded to the nearest million, unless otherwise indicated.

Material accounting policies
2.3 Material accounting policies
The Company has consistently applied the following accounting policies to all periods presented in these consolidated financial statements, except if mentioned otherwise.
The amendments to IAS7 and IFRS 7, which came into effect on January 1, 2024, clarify the characteristics of supplier financing arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier financing arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. As a result of implementing the amendments, the Company has provided additional disclosures about its supplier financing arrangements. See Notes 18 and 27.1.4.
The following amendments to standards which came into effect on January 1, 2024, had no material impact on the initial application in these consolidated financial statements:

•	Classification of liabilities as current or non-current (amendments to IAS1).

•	Non-current liabilities with covenants (amendments to IAS1).

•	Lease liability in a sale and leaseback (amendments to IFRS16).

Foreign currency
2.3.2 Foreign currency
Foreign currency transactions
Transactions in foreign currencies are translated into the functional currency at the exchange rates at the dates of the transactions.
Assets and liabilities for each statement of financial position presented are translated at the closing rate at the reporting date. Foreign exchange gains and losses resulting from this translation are recognized in profit or loss as foreign exchange gain (loss), net.
Customer advances and advances to suppliers for goods or services in foreign currencies are translated to the Company’s functional currency on the transaction date and no subsequent translation is recognized.
Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US$ at the exchange rate at the reporting date. The income and expenses of foreign operations, as well as their cash flows, are translated into US$ at monthly average exchange rates. Foreign currency differences are recognized in other comprehensive income.
When a foreign operation is sold or liquidated, the cumulative amount of exchange rate variations related to that foreign operation, recognized in other comprehensive income, is reclassified to profit or loss as part of the gain or loss on disposal.

Financial Instruments
2.3.3 Financial Instruments
Recognition and initial measurement
Trade accounts receivable and debt instruments issued (“bonds”) are initially recognized on the date they were originated. All other financial assets and liabilities are initially recognized when the Company becomes party to the instrument’s contractual terms.
A financial asset (unless it is a trade account receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade account receivable without a significant financing component is initially measured at the transaction price.
Classification, subsequent measurement and derecognition
Financial assets
On initial recognition, a financial asset is classified as subsequently measured at: amortized cost; fair value through other comprehensive income (“FVOCI”); or FVTPL.
Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Financial assets are derecognized when:

•	The contractual rights to the cash flows from the asset expire; or

•
Transfers the contractual rights to receive cash flows on a financial asset in a transaction in which: substantially all the risks and benefits of ownership of the financial asset or the Company neither transfers nor keeps substantially all the risks and benefits of ownership of the financial asset and does not have control over the financial asset.

A financial asset is measured at amortized cost if it meets both of the following conditions:

•	It is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	Its contractual terms give rise on specific dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
These financial assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by the expected credit loss. Interest income, foreign exchange gains and losses and expected credit loss are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

A financial asset is measured at FVOCI only if both criteria are met:

•	Assets held within a business model whose purpose is achieved both through the receipt of contractual cash flows and by selling of financial assets; and

•	Its contractual terms generate, on specific dates, cash flows that are related only to payments of principal and interest on the outstanding principal.
These financial assets are subsequently measured at fair value. Interest income calculated under the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in other comprehensive income (“OCI”). On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
All financial assets not classified as measured at amortized cost or as FVOCI are classified at FVTPL. These assets include financial assets held for active and frequent trading and derivative financial instruments. Interest income and dividends arising from financial assets measured at FVTPL are recognized in profit or loss. See Note 2.3.5 for financial assets in hedge accounting.
Business model evaluation
The Company evaluates the business model’s objective for the management of financial assets as part of the accounting classification of the instruments. The factors considered in this evaluation are:

•
The current financial policy and the objectives set for portfolio management, which includes assessing whether the strategy focuses on contractual interest income, maintaining a determined interest rate profile, the relationship between the duration of the financial assets and related liabilities, expected cash outflows, or the realization of cash flows through the sale of underlying financial assets.

•	How the portfolio performance is assessed and reported to Management.

•	Risks that affect the performance of the business model and how they are managed.

•	The frequency, volume and timing of assets sales in prior periods, the reasons for such transactions and future expectations.
Evaluation if contractual cash flows are solely payments of principal and interest
To assess whether contractual cash flows are solely payments of principal and interest, the principal is defined as the fair value of the financial asset at the initial recognition, and interest as a consideration for the time value of money, the credit risk associated with value of principal outstanding during contractual terms, other risks and general costs of loans, as well as the profit margin in the transaction.
The Company considers the contractual terms of the financial asset to assess whether the contractual cash flows are solely payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or value of contractual cash flows such that it would not meet this condition.
This evaluation includes contingent events, terms that can adjust contractual rates, prepayment and extension of due dates, and terms that limit the Company’s access to cash flows of specific assets.
Financial liabilities
Financial liabilities are measured at amortized cost or FVTPL. A financial liability is measured at FVTPL if it is classified as held-for-trading,
it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.
Other financial liabilities are subsequently measured at amortized cost under the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss.
Financial liabilities are derecognized when contractual obligations are withdrawn, canceled or expired. The difference between the carrying amount of a financial liability extinguished and the consideration paid (including transferred assets or assumed liabilities) is recognized in profit or loss.
See Note 2.3.5 for financial liabilities in hedge accounting.

Offsetting
Financial assets or liabilities are offset, and their net amount is presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to offset the amounts and intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Cash and cash equivalents and financial investments
2.3.4 Cash and cash equivalents and financial investments
Cash and cash equivalents include cash
o
n hand, cash in transit, bank deposits, highly liquid short-term investments maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.
For the purposes of the statements of cash flow, overdraft bank balances are included as a component of cash and cash equivalents since these guaranteed accounts are settled in a short period of time and are an integral part of the Company’s cash management.
The resources invested that do not meet the definition of cash and cash equivalents are presented as financial investments.
Resources that are legally restricted from use or withdrawal by the Company (restricted cash) are presented within other assets.

Derivative financial instruments and hedge accounting
2.3.5 Derivative financial instruments and hedge accounting
Initially, derivatives are recognized at fair value on the date the Company enters into a derivative contract and are subsequently remeasured at fair value. Changes in fair value are recognized in financial result (Note 33) except for derivatives designated as hedging instruments in the adoption of cash flow hedge accounting, which changes in fair value are recognized in other comprehensive income.
At the beginning of the designated hedging relationships, the Company documents the connection between the hedging instruments and the items that are hedged, including the risk management objectives and the strategy in conducting the transaction, together with the methods that will be used to evaluate the effectiveness of the relationship.
Cash flow hedge accounting
Cash flow hedge is applied for hedging risks associated with the volatility of cash flows in foreign currency associated with highly probable forecast transaction that will impact profit or loss, in this case the payroll expenses settled in Brazilian Reais and the taxes related to them.
The effective portion of changes in the fair value of derivatives designated and qualified as cash flow hedges (currency call and sell options) is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, within financial result.
When a cash flow hedge accounting instrument is liquidated, or when it no longer meets the hedge accounting criteria, any gain or loss accumulated in OCI is reclassified to profit or loss (under the same caption used by the hedged item) as the protected object is also held against profit or loss. When the transaction protected by the hedge is no longer expected to occur, the amount recognized in OCI is immediately reclassified to financial result.
For cash flow hedges, the Company contracts
zero-cost
collar financial instruments that consist of the purchase of a put option and the sale of a call option with the same counterparty and with a zero net premium. The essential terms of the instruments correspond to the terms of the protected risk - the total reference value of the options protects the risk in a 1:1 ratio (estimate of cash flows in reais for the entire year) and their expiration dates include all expected dates financial shortage during the year. The Company carries out a qualitative and prospective analysis of the effectiveness of the hedge. If there are relevant changes in circumstances, such as the estimate of cash flows in protected reais compared to realized flows, the Company prospectively balances the relationship, and any ineffectiveness identified is recognized as a financial result.

Inventories
2.3.6 Inventories
The Company’s inventories are largely comprised of raw materials, work in progress, spare parts and finished goods. Inventories of raw materials are recognized at acquisition cost. Inventories of work in process comprise raw materials, direct labor, other direct costs and general manufacturing expenses attributable to the cost of the inventories. Once the products have been completed, they are recognized as finished products.

Inventories of raw material and spare parts are recognized at the weighted moving average cost. Manufactured aircraft (finished goods) and work in progress are measured at their individual production cost.
Inventories are valued at cost or net realizable value, whichever is lower.
The Company may have used aircraft for resale, usually received in trade-in
transactions to facilitate new aircraft sales. The book value of these assets is compared periodically with their net realizable value, which is the assets estimated selling price in the ordinary course of business less estimated costs to sell. Management, together with its external appraisers, determines estimated selling price based on aircraft appraisals.
Any loss identified is recognized in profit or loss.

Income tax and social contribution
2.3.7 Income tax and social contribution
Income tax and social contribution comprise current and deferred tax. It is recognized in profit or loss except to the extent that it relates to items recognized directly in other comprehensive income.
Current tax is measured using tax rates enacted or substantively enacted at the reporting date in the countries in which the Company operates and generates taxable income.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.
To recognize deferred tax assets arising from temporary differences and tax losses, the Company assesses the expectation of generating future taxable profits considering that these temporary differences and accumulated tax losses would be offset.
Deferred income tax assets and liabilities are offset when there is a legal right and intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Therefore, deferred tax assets and liabilities in different entities or different countries are generally not offset.
Uncertainties over Income Tax Treatments
Management evaluates uncertain tax treatments taken by the Company for the current income tax calculation, based on applicable tax laws that may be interpreted in different ways.
If it is probable that the taxation authorities will accept an uncertain tax treatment taken by the Company, the amounts recognized in the consolidated financial statements are consistent with the tax records; therefore, no uncertainty is reflected in the measurement of current or deferred income taxes. If it is not probable that the taxation authorities will accept an uncertain tax treatment, a provision based on the estimated payment amounts to the taxation authorities is recognized (see Note 23.4).

Property, plant and equipment, net
2.3.8 Property, plant and equipment
Property, plant and equipment are recognized by the acquisition or construction cost, which includes capitalized loan costs, less accumulated depreciation, and impairment losses.
Subsequent costs are capitalized only when it is probable that future economic benefits associated with the item will flow to the Company and can be measured reliably.
Land is not depreciated. Depreciation is calculated by the straight-line method based on the asset’s estimated useful life, as shown below:

Class of assets	Estimated useful life
Buildings and improvements	30 to 60 years
Installations	5 to 25 years
Machinery and equipment	10 to 35 years
Furniture and fixtures	5 to 30 years
Vehicles	5 to 10 years
Aircraft	5 to 51 years
Computers and peripherals	2 to 10 years
Tooling	10 to 25 years
Exchange pool program assets	27 to 32 years

The estimated useful lives are reviewed and adjusted, if appropriate, at the end of each fiscal year.
The exchange pool program is an operation in which the customer contracts the availability of spare parts for aircraft maintenance. In this program, when it is necessary to change a damaged part, the customer delivers the damaged part to the Company and the Company provides the customer with a part in working order. The damaged part is in turn reconditioned and added to the pool.
The residual value is determined for certain aircraft spare parts included in the exchange pool program, which is reviewed and, if necessary, adjusted at the end of each reporting period. As for the remaining assets, the residual value is not attributed.

Intangible assets
2.3.9 Intangible assets
Goodwill
Goodwill is measured at cost, less accumulated impairment losses.
Internally developed intangible assets
Internally developed intangible assets consist of expenditures incurred in the development of new aircraft, including support services, productive labor, material and direct labor allocated to the construction of aircraft prototypes or significant components, loan costs, when applicable, as well as applications of advanced technologies within the objective to make the aircraft lighter, quieter, more comfortable and efficient in energy consumption and emissions, in addition to being designed and manufactured in less time and with optimization of resources.
Internally developed intangible assets are amortized using the units produced method using as a basis the number of seats in the expected production of aircraft for the program to which that asset is related.
Software
The intangible assets are made up of acquired computer program licenses. Expenses associated with software maintenance are recognized as expenses when incurred. Expenses directly associated with software controlled by the Company, and which will probably generate economic benefits greater than the costs for more than one year, are recognized as intangible assets.
Amortization is calculated using the straight-line method based on the estimated useful life of the items (5 years).

Impairment of non-financial assets
2.3.10 Impairment of
non-financial
assets
At each reporting date, the Company reviews the carrying amounts of its non-financial
assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.
For impairment testing, assets are grouped together into Cash Generating Units (“CGUs”) considering the Company’s business model and its monitoring of cash flows. In general, the CGUs are defined in accordance with the families or platforms of aircraft or other goods and services produced by the Company, regardless of its geographic location. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The recoverable amount of CGU is its value in use. Value in use is based on future cash flows estimated under traditional approach discounted to their present value using the weighted average cost of capital (“WACC”). The cash flow projection for the CGU considers the Company’s medium and long-term strategic plan, based on the characteristics and expectations of the business.
An impairment loss is recognised if the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognised in profit or loss as other expenses.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Leases
2.3.11 Leases
The lease agreements in which the Company acts as lessee mainly include the leases of buildings, offices, land, and vehicles. The term of those agreements varies from 2 to 20 years, and the average discount rate applied to the agreements with maturity higher than 5 years is 6.3% p.a.

The Company recognizes
right-of-use
assets and lease liabilities on the lease inception date (that is, the date on which the asset is available for use). The right-of-use
assets are measured at cost, which is the value of the initial measurement of the lease liability, plus the initial direct costs incurred and less any lease incentives received.
The
right-of-use
assets are depreciated on a straight-line basis considering the lease term and the Company’s intention to exercise renewal options, based on the best estimate on each reporting date.
Right-of-use
assets are subject to impairment test if there is evidence that their carrying amount may be higher than the recoverable amount. Depreciation expenses are recognized in profit or loss as operating expenses.
On the lease inception date, the Company recognizes lease liabilities measured at the present value of lease payments to be made during the lease term, which is measured based on the contract term and renewal options. Variable lease payments not dependent on an index or rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.
When calculating the present value of lease payments, the Company uses the incremental borrowing rate. After the inception date, the lease liability is measured at amortized cost, using the effective interest method. The lease liability is remeasured in case of a change in the lease term, a change in fixed lease payments, or a change in valuation to acquire the underlying asset.
The Company determines the contractual term as the
non-cancelable
lease term, plus any period covered by a renewal option if it is reasonably certain that it will be exercised, or any option to terminate the lease if it is reasonably certain that it will not be exercised. The Company has the option, under some of its leases, to maintain the assets for additional periods from three to five years. The Company applies judgment when assessing if it is reasonably certain that it will exercise the renewal option, considering all significant factors that create an economic incentive for the exercise of the renewal.
The Company reassesses the lease term if there is an event or significant change under circumstances that are under its control and affect its capacity to exercise (or not exercise) the option to renew (e.g. a change in the business strategy).
Short-term leases and
low-value
asset leases
The Company applies the short-term lease recognition exemption to all its leases with a low individual value (US$ 5 thousand) or with a contractual term below or equal to 12 months from the inception date and without a purchase option. Short-term and low-value
lease payments are recognized as expenses on a straight-line basis over the lease term.

Unearned income
2.3.12 Unearned income
Unearned income comprises government grants received by the Company.
Government grants are recognized against the expenses for which the resources were used. When government grants are received in advance for research investments, they are recognized as unearned income and recognized in profit or loss to the extent that the resources are invested and contractual milestones are met, as a reduction of research expenses.
Government grants for the acquisition of property, plant and equipment are recognized as debt (loans and financing) in liabilities until the milestones determined by the granting entity are met. Once the milestones are completed, the grant is recognized as unearned income. This unearned income is recognized in profit or loss as a reduction of the depreciation expense of the underlying asset it is proposed to subsidize on a systematic basis over the useful life of the asset.
When revenue from government grants cannot be included in the dividend calculation, it is allocated to the government grants reserve within equity.

Provisions, contingent assets and liabilities, legal obligations and court-mandated escrow deposit
2.3.13 Provisions, contingent assets and liabilities, legal obligations, and court-mandated escrow deposit
A provision is recognized when the Company has a present obligation (legally or constructive) arising from past events, it is more likely than not that there will be an outflow of economic benefits, and the amount can be estimated reliably.
As for tax matters, a provision is recognized when Management, based on its assessment and assistance of legal advisors, concludes that the tax positions adopted in the calculation of these taxes for periods subject to tax inspection, or in administrative or judicial discussions, will result in a probable loss in decisions of superior courts of last instance.

Contingent liabilities are possible obligations arising from past events and their existence will be confirmed only by the occurrence or non-occurrence
of one or more uncertain future events not fully under the entity’s control; or a present obligation that results from past events but that is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the value of the obligation cannot be measured with sufficient reliability.
Legal obligations relate to tax payables under Brazilian law for which the Company has accrued the corresponding liability but initiated legal disputes challenging their applicability. Such tax liabilities under discussion are fully recognized as tax payable.
Contingent assets are not recognized but disclosed when the inflow of economic benefits is probable. If it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the financial statements of the period in which the change occurs.
Court-mandated escrow deposits are presented as other assets and periodically updated for monetary correction.

Product warranties
2.3.14 Product warranties
An estimate for aircraft warranty expenditure is recognized when the aircraft is delivered. The estimates are based on historical data that includes, among others, warranty claims and related repair or replacement costs, warranties given by the suppliers, contractual coverage period and warranty patterns for new aircraft, for which the Company expects higher warranty costs in the launch of new models until the production process matures and increases the platform in service period. The coverage period varies from 3 to 6 years.
The Company may be required to modify the product to meet the requirements of the certification authorities, or after delivery, due to improvements or to the aircraft’s performance. The costs of such modifications are recognized when the new requirements or improvements are requested and known.
Management periodically monitors the history of use and evolution of the product warranty, and, if appropriate, reviews the estimate.
The product warranties provision is recognized in profit or loss as cost of goods and services sold.

Employee benefits
2.3.15 Employee benefits
Defined contribution plan
Obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses when the related services are provided by employees.
Defined benefit plans
The Company’s net obligation in respect of defined benefit plans is calculated for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.
The calculation of defined benefit obligations is performed annually by an independent actuary under the projected unit credit method. When the calculation results in a potential asset for the Company, the recognized asset is limited to the present value of the economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of the economic benefits, consideration is given to any applicable minimum funding requirements.
Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the effect of the asset ceiling (if applicable) and the return on plan assets (excluding interest) are recognized immediately in other comprehensive income. Service costs and net interest are recognized in profit or loss.
Profit-sharing
The Company grants profit sharing to its employees, subject to the achievement of targets established in their respective action plans agreed at the beginning of each year. The amount approved by the current policy is equivalent to a percentage of each employee’s nominal salary associated with the achievement of individual and corporate targets.
Each month, the amounts calculated by applying 1/12
(one-twelfth)
of the percentage according to the Company’s payroll are accrued and recognized in profit or loss as a cost or expense, depending on the role of the employee.

The Company advances 40% of the amount due as profit sharing in the 4 th
quarter of the year being calculated. Once the results have been calculated, the residual amount is paid by April of the following year.
Share-based payment
The Company offers long-term incentive plans to its statutory directors, executives and key employees as part of the compensation, aiming to retain and attract highly qualified personnel, as well as to allow people who can effectively contribute to the Company’s better performance the right to participate in the results of their contribution. The intent is also to ensure the continuity of the Company’s management by aligning the interests of participants with those of the shareholders.
The long-term incentive plans offered by the Company are share-based payment transactions, which can be settled in cash or through the delivery of equity instruments.
The expense (cost or expense, depending on the participant’s role) is recognized linearly in the operating result, based on the fair value of the shares on the grant date, over the vesting period, against equity for plans settled through the delivery of equity instruments or liabilities (accounts payable) for plans settled in cash.
The liability is remeasured at each reporting date and at settlement date based on the fair value of the shares. Any changes in the fair value of the shares are recognized in profit or loss as financial results.

Revenue from contract with customers
2.3.16 Revenue from contract with customers
Revenue is measured based on the consideration received or the consideration the Company expects to be received for the sale of products and services in the ordinary course of business. Revenue is presented net of taxes, returns, reductions and discounts.
Revenue from sales of aircraft and spare parts
Revenues are recognized when the control of the promised goods or services is transferred to the customer, that is, when all revenue recognition criteria are met. Revenues from commercial, executive, and agricultural aircraft and spare parts are generally recognized at a point in time, e.g. upon delivery or shipment to the customer.
The average collection term for the sales of parts is 30 days after transferring control of the asset to the customer.
The Company also identifies the various performance obligations provided for in the contract, such as supply of spare parts, training, technical support representative and other obligations, and allocates the individual price of each obligation, as well as variable considerations, such as discounts, rebates, etc. proportionally to individual sales prices that are estimated using the expected cost plus margin method.
In the Defense & Security aircraft sales, there is no comparative basis for the individual sales price considering the high customization of the products, so the individual price is allocated to the performance obligation considering the expected cost plus margin method.
Revenue from services
Revenues from services are recognized over time as services are provided. Services mainly include technical services, training, maintenance of aircraft and parts, modernization services, and support programs.
The average receipt period is 30 days. For some services, such as modernization of defense aircraft, the deadline for receipt follows the schedule agreed between the parties.
Exchange pool programs and total support programs revenues are recognized monthly during the contract period because there is no customer use pattern that can be reliably projected and consist of a fixed rate and part of a variable rate directly related to the hours actually flown by the aircraft covered in these programs.
Revenue from long-term contracts (Defense & Security)
In the Defense & Security segment, the revenue is recognized over time, as control over the aircraft produced is transferred to the customer over time. The Company transfers control over time when:

•	The customer simultaneously obtains and uses the benefits resulting from the Company’s performance as it is delivered.

•	The Company’s performance results in the creation or enhancement of assets under the customer’s control as those assets are developed or enhanced.

•
The entity’s performance does not generate an asset with significant alternative use, and the Company has an enforceable right to receive payment for work completed to date, in the event of termination of the contract for the convenience of customers.

The revenue from these contracts is measured according to the percentage of completion method (“PoC method”), that is, the contract revenue is multiplied by the percentage calculated as the ratio of the costs incurred in relation to the total estimated costs for concluding the contracts.
Revenue recognized for development contracts in the Defense & Security segment is based on Management’s best estimates of total estimated costs at completion, as they become evident.
The Company believes that the incurred cost method provides the most reliable basis for estimating the progress of contracts whose revenues are recognized over time.
There are no significant financing components in the long-term contracts of the Defense & Security segment. The payment terms are mainly aligned with the stages of execution and deliveries of each contract, as agreed by the Company and the customers, and there is no intent on either side to finance the other.
Contract assets and liabilities
A contract asset is initially and primarily recognized for revenue earned from long-term Defense & Security contracts, which are measured under the percentage of completion method. Contract assets are transferred to trade accounts receivable when the rights become unconditional. Invoicing an amount may not indicate an unconditional right, as invoices are issued according to contractual terms. Expected credit losses are calculated over the contract assets balances, as detailed in Note 30.2.
Contract liabilities refer to
non-refundable
advance payments received by the Company prior to the delivery of the aircraft and advances of consideration received from customers related to the acceptance of managerial stages/tasks under long-term contracts of Defense & Security (customer advances), as well as to the supply of spare parts, training, technical assistance and other obligations included in aircraft sales contracts (multiple element).